Summary of Senior Notes Outstanding (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Notes issued at a discount	0.09%	0.09%
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Notes issued at a discount	0.117%	0.117%
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Notes issued at a discount	0.437%	0.437%
Fixed Rate Corporate Senior Notes 2.38 Percent Due August 2022
Debt Outstanding [Line Items]
Notes issued at a discount	0.283%	0.283%